UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - Parenthetical - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Treasury stock (in shares)	0	1,252,657